SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Land use right [Member] Y	Dec. 31, 2012 Treasury Stock [Member]
Accounting Policies [Line Items]
Rate of exchange	6.2301	6.2301
Capitalized real estate property costs	$ 5,407	33,684
Expected useful life of the assets	5	5			50
Amortization of acquired intangible assets	113	703	3,503	4,043
Recognized impairment loss			3,373
Grants received by subsidiaries from Government	5,772	35,960	240,240
Repurchase of common stock	3,900	3,900	3,900			3,900
Minimum percentage tax position	50.00%	50.00%
Percentage on VAT rebate of the sales value for software products	14.00%	14.00%
VAT tax rebate	89	553	573	482
Advertising costs	$ 591	3,681	2,475	1,886